American Century Investments®
Quarterly Portfolio Holdings
Heritage Fund
January 31, 2020

Heritage - Schedule of Investments
JANUARY 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.1%
Aerospace and Defense — 1.4%
TransDigm Group, Inc.	101,499	65,292,277
Auto Components — 1.1%
Aptiv plc	625,532	53,038,858
Beverages — 2.0%
Brown-Forman Corp., Class B	349,231	23,621,985
Constellation Brands, Inc., Class A	379,904	71,535,923
		95,157,908
Biotechnology — 2.8%
Argenx SE ADR(1)	119,837	17,291,281
Exact Sciences Corp.(1)	582,364	54,322,914
Immunomedics, Inc.(1)	1,630,564	30,279,573
Sage Therapeutics, Inc.(1)	172,907	11,460,276
Turning Point Therapeutics, Inc.(1)	280,352	16,400,592
		129,754,636
Building Products — 1.4%
Fortune Brands Home & Security, Inc.	958,709	65,872,895
Capital Markets — 5.7%
LPL Financial Holdings, Inc.	1,144,341	105,428,136
MSCI, Inc.	274,913	78,570,136
S&P Global, Inc.	191,140	56,143,552
Tradeweb Markets, Inc., Class A	617,146	28,499,802
		268,641,626
Chemicals — 0.5%
Albemarle Corp.	303,051	24,328,934
Commercial Services and Supplies — 1.0%
Waste Management, Inc.	401,504	48,863,037
Communications Equipment — 2.5%
Arista Networks, Inc.(1)	278,988	62,309,180
F5 Networks, Inc.(1)	462,581	56,490,392
		118,799,572
Construction Materials — 1.0%
Vulcan Materials Co.	343,791	48,691,119
Containers and Packaging — 1.1%
Ball Corp.	703,682	50,791,767
Distributors — 1.4%
LKQ Corp.(1)	2,085,508	68,164,829
Diversified Consumer Services — 1.2%
Bright Horizons Family Solutions, Inc.(1)	330,559	54,122,425
Electrical Equipment — 3.7%
AMETEK, Inc.	1,033,006	100,356,533
nVent Electric plc	1,160,229	28,889,702
Sensata Technologies Holding plc(1)	907,346	42,890,246
		172,136,481

Electronic Equipment, Instruments and Components — 2.6%
Cognex Corp.	1,153,456	58,791,652
Keysight Technologies, Inc.(1)	661,634	61,525,346
		120,316,998
Entertainment — 2.6%
Live Nation Entertainment, Inc.(1)	945,360	64,435,737
Take-Two Interactive Software, Inc.(1)	468,498	58,393,591
		122,829,328
Equity Real Estate Investment Trusts (REITs) — 3.0%
SBA Communications Corp.	568,222	141,805,482
Health Care Equipment and Supplies — 6.1%
DexCom, Inc.(1)	138,210	33,274,058
Masimo Corp.(1)	325,110	55,463,766
ResMed, Inc.	362,023	57,550,796
Teleflex, Inc.	284,177	105,574,597
Varian Medical Systems, Inc.(1)	255,570	35,925,475
		287,788,692
Health Care Providers and Services — 3.9%
Centene Corp.(1)	1,021,890	64,184,911
Encompass Health Corp.	1,521,560	117,205,767
		181,390,678
Hotels, Restaurants and Leisure — 4.6%
Chipotle Mexican Grill, Inc.(1)	87,078	75,475,727
Hilton Worldwide Holdings, Inc.	479,533	51,693,658
Las Vegas Sands Corp.	374,593	24,464,669
Planet Fitness, Inc., Class A(1)	788,328	63,689,019
		215,323,073
Interactive Media and Services — 2.2%
Twitter, Inc.(1)	3,221,510	104,634,645
IT Services — 10.0%
Fiserv, Inc.(1)	2,218,610	263,149,332
FleetCor Technologies, Inc.(1)	321,071	101,211,211
Square, Inc., Class A(1)	1,426,601	106,552,829
		470,913,372
Life Sciences Tools and Services — 2.1%
Bruker Corp.	1,108,578	54,841,354
Mettler-Toledo International, Inc.(1)	58,461	44,265,500
		99,106,854
Machinery — 3.3%
Graco, Inc.	579,833	30,818,124
Ingersoll-Rand plc	577,263	76,908,749
Parker-Hannifin Corp.	238,953	46,760,713
		154,487,586
Personal Products — 0.8%
Shiseido Co. Ltd.	591,800	38,243,621
Pharmaceuticals — 0.7%
Catalent, Inc.(1)	573,204	35,022,765
Professional Services — 3.4%
CoStar Group, Inc.(1)	39,070	25,512,319

IHS Markit Ltd.(1)	725,517	57,214,271
Verisk Analytics, Inc.	478,190	77,691,529
		160,418,119
Road and Rail — 1.3%
J.B. Hunt Transport Services, Inc.	554,717	59,870,606
Semiconductors and Semiconductor Equipment — 5.9%
Advanced Micro Devices, Inc.(1)	2,003,530	94,165,910
Applied Materials, Inc.	1,531,128	88,790,113
Marvell Technology Group Ltd.	1,362,140	32,745,845
Micron Technology, Inc.(1)	834,190	44,287,147
Xilinx, Inc.	198,666	16,783,304
		276,772,319
Software — 11.9%
Atlassian Corp. plc, Class A(1)	429,588	63,149,436
Cadence Design Systems, Inc.(1)	1,268,578	91,477,160
Coupa Software, Inc.(1)	271,073	43,683,414
Envestnet, Inc.(1)	209,993	16,562,148
Palo Alto Networks, Inc.(1)	241,027	56,588,319
Paycom Software, Inc.(1)	238,538	75,893,250
Proofpoint, Inc.(1)	444,811	54,627,239
RingCentral, Inc., Class A(1)	347,037	71,343,866
Splunk, Inc.(1)	570,194	88,528,320
		561,853,152
Specialty Retail — 4.0%
Burlington Stores, Inc.(1)	375,353	81,628,017
Five Below, Inc.(1)	513,312	58,117,184
Floor & Decor Holdings, Inc., Class A(1)	1,022,983	50,443,292
		190,188,493
Textiles, Apparel and Luxury Goods — 1.1%
lululemon athletica, Inc.(1)	206,851	49,518,061
Trading Companies and Distributors — 0.8%
Univar Solutions, Inc.(1)	1,639,461	35,330,385
TOTAL COMMON STOCKS (Cost $3,598,964,200)		4,569,470,593
EXCHANGE-TRADED FUNDS — 0.7%
SPDR S&P Oil & Gas Exploration & Production ETF (Cost $50,145,893)	1,769,369	33,901,110
TEMPORARY CASH INVESTMENTS — 2.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 7.875%, 2/15/21 - 2/15/49, valued at $103,571,642), in a joint trading account at 1.35%, dated 1/31/20, due 2/3/20 (Delivery value $101,400,406)		101,389,000
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/45, valued at $5,498,470), at 0.65%, dated 1/31/20, due 2/3/20 (Delivery value $5,390,292)		5,390,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	49,414	49,414
TOTAL TEMPORARY CASH INVESTMENTS (Cost $106,828,414)		106,828,414
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $3,755,938,507)		4,710,200,117
OTHER ASSETS AND LIABILITIES†		(2,120,349)
TOTAL NET ASSETS — 100.0%		$4,708,079,768

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	164,686,500	USD	1,502,820	Bank of America N.A.	3/31/20	$21,681
JPY	95,871,600	USD	883,531	Bank of America N.A.	3/31/20	3,951
USD	35,919,082	JPY	3,907,561,500	Bank of America N.A.	3/31/20	(253,166)
USD	992,534	JPY	107,967,600	Bank of America N.A.	3/31/20	(6,921)
						$(234,455)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
JPY	-	Japanese Yen
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	4,531,226,972	38,243,621	—
Exchange-Traded Funds	33,901,110	—	—
Temporary Cash Investments	49,414	106,779,000	—
	4,565,177,496	145,022,621	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	25,632	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	260,087	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.